FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of components and classification of financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of:

	December 31, 2020				December 31, 2019
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$41	$8	$33	$—	$2,696	$2,646	$50	$—
Restricted Cash	$1,211	$1,211	$—	$—	$1	$1	$—	$—
Foreign currency exchange contracts	$3	$—	$3	$—	$—	$—	$—	$—
Liabilities:
Acquisition-related contingent consideration	$328	$—	$—	$328	$316	$—	$—	$316
Cross-currency swaps	$70	$—	$70	$—	$13	$—	$13	$—
Foreign currency exchange contracts	$11	$—	$11	$—	$—	$—	$—	$—

Schedule of effect of hedging instruments on financial statements
The following table presents the effect of hedging instruments on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Loss for 2020 and 2019:

(in millions)	2020	2019
Loss recognized in Other comprehensive loss	$(57)	$(22)
Gain excluded from assessment of hedge effectiveness	$23	$9
Location of gain of excluded component	Interest Expense

Schedule of reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs
The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using significant unobservable inputs (Level 3) for the years 2020 and 2019:

(in millions)	2020		2019
Beginning balance, January 1,		$316		$339
Adjustments to Acquisition-related contingent consideration:
Accretion for the time value of money	$23		$22
Fair value adjustments	25		(10)
Acquisition-related contingent consideration adjustments		48		12
Payments / Settlements		(36)		(36)
Foreign currency translation adjustment included in other comprehensive loss		—		1
Ending balance, December 31,		328		316
Current portion		112		54
Non-current portion		$216		$262

Schedule of assets and liabilities measured at fair value on a non-recurring basis
The following table presents the components and classification of the Company’s financial assets and liabilities measured at fair value on a non-recurring basis:

	December 31, 2020				December 31, 2019
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Carrying Value	Level 1	Level 2	Level 3
Other non-current assets:
Non-current assets held for sale	$245	$—	$—	$245	$39	$—	$—	$39